Acquisitions and divestitures (Tables)	3 Months Ended
Jan. 31, 2019
MD Financial Management [member]
Statement [LineItems]
Summary of Fair Value of Identifiable Net Assets at Acquisition Date

The fair value of the identifiable net assets of MD Financial at the date of acquisition were:

($ millions)
Total identifiable net assets at fair value	$97
Intangible assets
Finite life intangible assets(1)	70
Indefinite life intangible assets(2)	1,880
Deferred tax liability	(501)
Goodwill arising on acquisition	1,154
Purchase consideration transferred	$2,700
(1)	Comprised of customer relationship intangible.
(2)	Comprised of fund management contract of $1.8 billion and acquired trademark of $80 million.

BBVA Chile [member]
Statement [LineItems]
Summary of Fair Value of Identifiable Net Assets at Acquisition Date

The fair value of the identifiable net assets of BBVA at the date of acquisition were:

($ millions)
Total identifiable net assets at fair value(1)	$2,272
Intangible assets
Finite life intangible assets	143
Deferred tax liability	(90)
Goodwill arising on acquisition	1,281
Non-controlling interest	(677)
Purchase consideration transferred	$2,929
(1)	Includes loans of $20,469 and deposits of $13,444.